Loans - Troubled Debt Restructurings on Accruing and Nonaccrual Financing Receivables (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) Contract	Mar. 31, 2014 USD ($) Contract	Mar. 31, 2015 USD ($) Contract	Mar. 31, 2014 USD ($) Contract	Sep. 30, 2014 USD ($) Contract	Sep. 30, 2013 USD ($) Contract
Accruing
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 58,122		$ 58,122		$ 36,857	$ 39,130
Change in recorded investment due to principal paydown at time of modification, number of contracts | Contract	0	0	0	0	0	0
Change in recorded investment due to chargeoffs at time of modification, number of contracts | Contract	1	0	1	0	0	0
Change in recorded investment due to principal paydown at time of modification, pre-modification	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Change in recorded investment due to principal paydown at time of modification, post-modification	0	0	0	0	0	0
Change in recorded investment due to chargeoffs at time of modification, pre-modification	90	0	90	0	0	0
Change in recorded investment due to chargeoffs at time of modification, post-modification	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, number of contracts | Contract	13	7	17	18	61	49
Financing receivable, modifications, pre-modification recorded investment	$ 7,219	$ 451	$ 27,957	$ 4,117	$ 13,612	$ 41,412
Financing receivable, modifications, post-modification recorded investment	7,129	$ 451	27,867	$ 4,117	13,612	41,412
Accruing | Residential real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 618		$ 618		$ 1,112	$ 662
Financing receivable, modifications, number of contracts | Contract	2	0	2	4	23	8
Financing receivable, modifications, pre-modification recorded investment	$ 36	$ 0	$ 36	$ 219	$ 1,067	$ 668
Financing receivable, modifications, post-modification recorded investment	36	$ 0	36	$ 219	1,067	668
Accruing | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 45,160		$ 45,160		$ 25,177	$ 29,373
Financing receivable, modifications, number of contracts | Contract	6	0	8	1	5	12
Financing receivable, modifications, pre-modification recorded investment	$ 4,248	$ 0	$ 23,130	$ 1,070	$ 3,020	$ 18,645
Financing receivable, modifications, post-modification recorded investment	4,158	$ 0	23,040	$ 1,070	3,020	18,645
Accruing | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 10,165		$ 10,165		$ 6,753	$ 4,769
Financing receivable, modifications, number of contracts | Contract	4	4	6	9	22	20
Financing receivable, modifications, pre-modification recorded investment	$ 2,929	$ 429	$ 4,785	$ 2,796	$ 6,721	$ 18,139
Financing receivable, modifications, post-modification recorded investment	2,929	$ 429	4,785	$ 2,796	6,721	18,139
Accruing | Agriculture
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 2,159		$ 2,159		$ 3,780	$ 4,326
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	5	8
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 2,755	$ 3,957
Financing receivable, modifications, post-modification recorded investment	0	$ 0	0	$ 0	2,755	3,957
Accruing | Consumer
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 20		$ 20		$ 35	$ 0
Financing receivable, modifications, number of contracts | Contract	1	3	1	4	6	1
Financing receivable, modifications, pre-modification recorded investment	$ 6	$ 22	$ 6	$ 32	$ 49	$ 3
Financing receivable, modifications, post-modification recorded investment	$ 6	$ 22	$ 6	$ 32	$ 49	$ 3
Accruing | Rate modification | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	0	1	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 15	$ 0	$ 15	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 15	$ 0	$ 15	$ 0	$ 0	$ 0
Accruing | Rate modification | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	2
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 990
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 990
Accruing | Rate modification | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	1	0	0	1
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 32	$ 0	$ 0	$ 529
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 32	$ 0	$ 0	$ 529
Accruing | Rate modification | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accruing | Rate modification | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accruing | Term extension | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	2	6	7
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 74	$ 206	$ 663
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 74	$ 206	$ 663
Accruing | Term extension | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	0	1	0	3	7
Financing receivable, modifications, pre-modification recorded investment	$ 90	$ 0	$ 90	$ 0	$ 109	$ 4,158
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 109	$ 4,158
Accruing | Term extension | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	3	1	3	4	7	10
Financing receivable, modifications, pre-modification recorded investment	$ 2,879	$ 35	$ 2,879	$ 1,734	$ 2,183	$ 14,851
Financing receivable, modifications, post-modification recorded investment	$ 2,879	$ 35	$ 2,879	$ 1,734	$ 2,183	$ 14,851
Accruing | Term extension | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	5	6
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 2,755	$ 2,008
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 2,755	$ 2,008
Accruing | Term extension | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	1
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3
Accruing | Payment modification | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	1	6	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 15	$ 474	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 15	$ 474	$ 0
Accruing | Payment modification | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	4	0	6	1	2	3
Financing receivable, modifications, pre-modification recorded investment	$ 3,660	$ 0	$ 22,542	$ 1,070	$ 2,911	$ 13,497
Financing receivable, modifications, post-modification recorded investment	$ 3,660	$ 0	$ 22,542	$ 1,070	$ 2,911	$ 13,497
Accruing | Payment modification | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	2	2	4	10	9
Financing receivable, modifications, pre-modification recorded investment	$ 50	$ 67	$ 1,874	$ 735	$ 3,593	$ 2,759
Financing receivable, modifications, post-modification recorded investment	$ 50	$ 67	$ 1,874	$ 735	$ 3,593	$ 2,759
Accruing | Payment modification | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	2
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,949
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,949
Accruing | Payment modification | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	2	0	2	4	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 4	$ 0	$ 4	$ 21	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 4	$ 0	$ 4	$ 21	$ 0
Accruing | Bankruptcy | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	1	9	1
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 130	$ 338	$ 5
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 130	$ 338	$ 5
Accruing | Bankruptcy | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	0	1	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 498	$ 0	$ 498	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 498	$ 0	$ 498	$ 0	$ 0	$ 0
Accruing | Bankruptcy | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accruing | Bankruptcy | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accruing | Bankruptcy | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	0	1	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 6	$ 0	$ 6	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 6	$ 0	$ 6	$ 0	$ 0	$ 0
Accruing | Other | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	0	1	0	2	0
Financing receivable, modifications, pre-modification recorded investment	$ 21	$ 0	$ 21	$ 0	$ 49	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 21	$ 0	$ 21	$ 0	$ 49	$ 0
Accruing | Other | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accruing | Other | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	1	0	1	5	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 327	$ 0	$ 327	$ 945	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 327	$ 0	$ 327	$ 945	$ 0
Accruing | Other | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accruing | Other | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	1	0	2	2	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 18	$ 0	$ 28	$ 28	$ 0
Financing receivable, modifications, post-modification recorded investment	0	$ 18	0	$ 28	28	0
Nonaccrual
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 15,188		$ 15,188		$ 20,415	$ 63,140
Change in recorded investment due to principal paydown at time of modification, number of contracts | Contract	0	0	0	0	0	0
Change in recorded investment due to chargeoffs at time of modification, number of contracts | Contract	0	0	0	0	0	1
Change in recorded investment due to principal paydown at time of modification, pre-modification	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Change in recorded investment due to principal paydown at time of modification, post-modification	0	0	0	0	0	635
Change in recorded investment due to chargeoffs at time of modification, pre-modification	0	0	0	0	0	0
Change in recorded investment due to chargeoffs at time of modification, post-modification	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, number of contracts | Contract	9	13	9	26	70	64
Financing receivable, modifications, pre-modification recorded investment	$ 442	$ 5,001	$ 442	$ 5,183	$ 8,977	$ 35,869
Financing receivable, modifications, post-modification recorded investment	442	$ 5,001	442	$ 5,183	8,977	35,234
Nonaccrual | Residential real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 1,929		$ 1,929		$ 1,730	$ 1,100
Financing receivable, modifications, number of contracts | Contract	4	5	4	8	42	19
Financing receivable, modifications, pre-modification recorded investment	$ 224	$ 113	$ 224	$ 158	$ 1,389	$ 1,121
Financing receivable, modifications, post-modification recorded investment	224	$ 113	224	$ 158	1,389	1,121
Nonaccrual | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 5,424		$ 5,424		$ 6,884	$ 49,736
Financing receivable, modifications, number of contracts | Contract	0	5	0	5	6	19
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 4,618	$ 0	$ 4,618	$ 5,736	$ 23,498
Financing receivable, modifications, post-modification recorded investment	0	$ 4,618	0	$ 4,618	5,736	23,498
Nonaccrual | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 1,445		$ 1,445		$ 1,785	$ 5,007
Financing receivable, modifications, number of contracts | Contract	4	1	4	9	12	12
Financing receivable, modifications, pre-modification recorded investment	$ 217	$ 10	$ 217	$ 135	$ 484	$ 4,245
Financing receivable, modifications, post-modification recorded investment	217	$ 10	217	$ 135	484	3,610
Nonaccrual | Agriculture
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 6,377		$ 6,377		$ 9,994	$ 7,268
Financing receivable, modifications, number of contracts | Contract	0	2	0	2	5	7
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 260	$ 0	$ 260	$ 1,342	$ 6,964
Financing receivable, modifications, post-modification recorded investment	0	$ 260	0	$ 260	1,342	6,964
Nonaccrual | Consumer
Financing Receivable, Modifications [Line Items]
Recorded value of TDR balance	$ 13		$ 13		$ 22	$ 29
Financing receivable, modifications, number of contracts | Contract	1	0	1	2	5	7
Financing receivable, modifications, pre-modification recorded investment	$ 1	$ 0	$ 1	$ 12	$ 26	$ 41
Financing receivable, modifications, post-modification recorded investment	$ 1	$ 0	$ 1	$ 12	$ 26	$ 41
Nonaccrual | Rate modification | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	2	4	2	4	5	0
Financing receivable, modifications, pre-modification recorded investment	$ 104	$ 98	$ 104	$ 98	$ 119	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 104	$ 98	$ 104	$ 98	$ 119	$ 0
Nonaccrual | Rate modification | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	2	0	2	3	2
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 500	$ 0	$ 500	$ 1,618	$ 310
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 500	$ 0	$ 500	$ 1,618	$ 310
Nonaccrual | Rate modification | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	1
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,067
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,067
Nonaccrual | Rate modification | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Nonaccrual | Rate modification | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	2
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 11
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 11
Nonaccrual | Term extension | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	1	1	2	13	15
Financing receivable, modifications, pre-modification recorded investment	$ 77	$ 15	$ 77	$ 18	$ 351	$ 638
Financing receivable, modifications, post-modification recorded investment	$ 77	$ 15	$ 77	$ 18	$ 351	$ 638
Nonaccrual | Term extension | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	2	0	2	2	7
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 4,031	$ 0	$ 4,031	$ 4,031	$ 2,448
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 4,031	$ 0	$ 4,031	$ 4,031	$ 2,448
Nonaccrual | Term extension | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	4	0	4	8	10	8
Financing receivable, modifications, pre-modification recorded investment	$ 217	$ 0	$ 217	$ 125	$ 438	$ 1,127
Financing receivable, modifications, post-modification recorded investment	$ 217	$ 0	$ 217	$ 125	$ 438	$ 1,127
Nonaccrual | Term extension | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	2	0	2	3	3
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 260	$ 0	$ 260	$ 831	$ 768
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 260	$ 0	$ 260	$ 831	$ 768
Nonaccrual | Term extension | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	0	1	1	2	5
Financing receivable, modifications, pre-modification recorded investment	$ 1	$ 0	$ 1	$ 11	$ 15	$ 30
Financing receivable, modifications, post-modification recorded investment	$ 1	$ 0	$ 1	$ 11	$ 15	$ 30
Nonaccrual | Payment modification | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	6	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 219	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 219	$ 0
Nonaccrual | Payment modification | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	7
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17,578
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17,578
Nonaccrual | Payment modification | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	1	3
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 36	$ 2,051
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 36	$ 1,416
Nonaccrual | Payment modification | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	4
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,196
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,196
Nonaccrual | Payment modification | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	1	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 2	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 2	$ 0
Nonaccrual | Bankruptcy | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	1	0	1	1	7	2
Financing receivable, modifications, pre-modification recorded investment	$ 43	$ 0	$ 43	$ 4	$ 275	$ 336
Financing receivable, modifications, post-modification recorded investment	$ 43	$ 0	$ 43	$ 4	$ 275	$ 336
Nonaccrual | Bankruptcy | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	3
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,162
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,162
Nonaccrual | Bankruptcy | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	1	0	1	1	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 10	$ 0	$ 10	$ 10	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 10	$ 0	$ 10	$ 10	$ 0
Nonaccrual | Bankruptcy | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Nonaccrual | Bankruptcy | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Nonaccrual | Other | Residential real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	1	11	2
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 38	$ 425	$ 147
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 38	$ 425	$ 147
Nonaccrual | Other | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	1	0	1	1	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 87	$ 0	$ 87	$ 87	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 87	$ 0	$ 87	$ 87	$ 0
Nonaccrual | Other | Commercial non real estate
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	0	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Nonaccrual | Other | Agriculture
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	0	2	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 511	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 0	$ 511	$ 0
Nonaccrual | Other | Consumer
Financing Receivable, Modifications [Line Items]
Financing receivable, modifications, number of contracts | Contract	0	0	0	1	2	0
Financing receivable, modifications, pre-modification recorded investment	$ 0	$ 0	$ 0	$ 1	$ 9	$ 0
Financing receivable, modifications, post-modification recorded investment	$ 0	$ 0	$ 0	$ 1	$ 9	$ 0